Lease Liability (Tables)	12 Months Ended
Jun. 30, 2024
Lease Liability [Abstract]
Schedule of Lease Liability
	30 June 2024 $	30 June 2023 $
Lease liability – Current	9,842	-
Lease liability – Non-Current	23,796	-
	33,638	-

Schedule of Agreement for the Lease	ECM Lithium has entered into an agreement for the lease of a vehicle effective 1 August 2022 expiring on 31 July 2027.
		Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Total contractual cashflows $	Carrying amount of lease liabilities $
Lease liability
	2024	16,072	16,072	32,144	-	64,288	33,638
	2023	-	-	-	-	-	-